PRINCIPAL ACCOUNTING POLICIES - Option activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding, beginning	4,710,758	5,532,515	5,005,461
Granted	3,286,756	631,166	937,002
Exercised	(1,050,382)	(1,353,697)	(368,722)
Forfeited	(238,124)	(99,226)	(41,226)
Outstanding, ending	6,709,008	4,710,758	5,532,515	5,005,461
Vested and expect to vest, ending	6,395,327
Exercisable, ending	2,787,994
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 168.80	$ 157.82	$ 122.00
Granted (in dollars per share)	204.65	43.03	322.20
Exercised (in dollars per share)	92.58	68.95	80.70
Forfeited (in dollars per share)	171.61	133.92	199.32
Outstanding, ending (in dollars per share)	198.19	$ 168.80	$ 157.82	$ 122.00
Vested and expect to vest, ending (in dollars per share)	197.33
Exercisable, ending (in dollars per share)	$ 173.37
Weighted Average Remaining Contractual Life (Years)
Outstanding	5 years 7 months 13 days	4 years 8 months 19 days	4 years 6 months 15 days	4 years 9 months 7 days
Vested and expect to vest at the end of the period	5 years 6 months 15 days
Exercisable at the end of the period	3 years 4 months 21 days
Aggregate Intrinsic Value
Outstanding	$ 366	$ 867	$ 900	$ 1,245
Vested and expect to vest	351
Exercisable	$ 179
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Closing stock price (in dollars per share)	$ 216.48
Total intrinsic value of options exercised	$ 356	$ 522	$ 257
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Assumptions
Closing stock price (in dollars per share)	$ 27.06